Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Current CEO Pay(1)		Former CEO Pay(1)		Other NEO Pay(1)		Value of Initial Fixed $100 Investment Based On:	Net Income(5)
	Summary compensation table total for Current CEO(2)	Compensation actually paid to Current CEO(3)	Summary compensation table total for Former CEO(2)	Compensation actually paid to Former CEO(3)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(3)	Total shareholder return(4)
2024	1,266,422	2,001,237	—		751,936	933,301	85	(36,057,000)
2023	1,603,468	1,473,243	—	—	1,273,111	1,180,022	76	55,140,000
2022	1,455,685	1,571,985	543,556	156,556	1,202,601	926,656	82	(133,035,000)

Named Executive Officers, Footnote
Mr. Press was our Chief Executive Officer for a portion of 2022 (our “Former CEO”). On November 1, 2022, Mr. McNulty succeeded Mr. Press as our Interim Chief Executive Officer and remained in that position through 2023 and into February 2024, at which time he was appointed as our Chief Executive Officer (our “Current CEO”). Our named executive officers other than our Chief Executive Officer (our “Other NEOs”) in 2022 were Messrs. Golby, Booth, Rosenstein and Soncini; in 2023 were Ms. Hoover and Messrs. Soncini and Booth; and in 2024 were Ms. Hoover and Messrs. Rasamny and Soncini.

Adjustment To PEO Compensation, Footnote

Compensation actually paid to CEO and Other NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total	Stock Awards	Option Awards	Fair Value as of Year End of Awards Granted During Year that Remain Outstanding as of Year End(b)	Change in Fair Value from Prior Fiscal Year End through Current Fiscal Year End of Awards Granted in Prior Year that Remain Outstanding as of Year End(c)	Fair Value as of Vesting Date of Awards Granted During Year that Vest During Year(d)	Change in Fair Value from Prior Year End through Vesting Date of Awards Granted in Prior Year that Vest During Year(e)	Total Compensation “Actually Paid”
Current CEO
2024	1,266,422	—	—	—	689,971	—	44,845	2,001,237
2023	1,603,468	(403,043)	—	342,718	(69,900)	—	—	1,473,243
2022	1,455,685	(223,800)	(320,000)	660,100	—	—	—	1,571,985
Former CEO
2022	543,556	—	—	—	—	—	(387,000)	156,556
Other NEOs
2024	751,936	—	—	—	119,112	—	62,253	933,301
2023	1,273,111	(400,861)	(151,680)	488,618	(36,217)	—	7,051	1,180,022
2022	1,202,601	(259,550)	(212,063)	393,537	(58,521)	—	(139,348)	926,656

(a)
Reflects, for each of our Current CEO and Former CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated. For the Other NEOs in 2023, the amounts reported in the Summary Compensation Table Total and Stock Awards columns and the resulting Total “Compensation Actually Paid” were updated in this table and the table above from the amounts reported in last year’s proxy statement to correct an inadvertent scrivener’s error.

(b)	Reflects either (i) the fair value, with respect to each of our Current CEO and Former CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)
Reflects either (i) the change in fair value, with respect to each of our Current CEO and Former CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year. The grant date fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered improbable to be met; however, in 2024, the fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered probable to be met at the threshold level of performance.

(d)	Reflects either (i) the fair value, with respect to each of our Current CEO and Former CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.
(e)	Reflects either (i) the change in fair value, with respect to each of our Current CEO and Former CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 751,936	$ 1,273,111	$ 1,202,601
Non-PEO NEO Average Compensation Actually Paid Amount	$ 933,301	1,180,022	926,656
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to CEO and Other NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total	Stock Awards	Option Awards	Fair Value as of Year End of Awards Granted During Year that Remain Outstanding as of Year End(b)	Change in Fair Value from Prior Fiscal Year End through Current Fiscal Year End of Awards Granted in Prior Year that Remain Outstanding as of Year End(c)	Fair Value as of Vesting Date of Awards Granted During Year that Vest During Year(d)	Change in Fair Value from Prior Year End through Vesting Date of Awards Granted in Prior Year that Vest During Year(e)	Total Compensation “Actually Paid”
Current CEO
2024	1,266,422	—	—	—	689,971	—	44,845	2,001,237
2023	1,603,468	(403,043)	—	342,718	(69,900)	—	—	1,473,243
2022	1,455,685	(223,800)	(320,000)	660,100	—	—	—	1,571,985
Former CEO
2022	543,556	—	—	—	—	—	(387,000)	156,556
Other NEOs
2024	751,936	—	—	—	119,112	—	62,253	933,301
2023	1,273,111	(400,861)	(151,680)	488,618	(36,217)	—	7,051	1,180,022
2022	1,202,601	(259,550)	(212,063)	393,537	(58,521)	—	(139,348)	926,656

(a)
Reflects, for each of our Current CEO and Former CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated. For the Other NEOs in 2023, the amounts reported in the Summary Compensation Table Total and Stock Awards columns and the resulting Total “Compensation Actually Paid” were updated in this table and the table above from the amounts reported in last year’s proxy statement to correct an inadvertent scrivener’s error.

(b)	Reflects either (i) the fair value, with respect to each of our Current CEO and Former CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)
Reflects either (i) the change in fair value, with respect to each of our Current CEO and Former CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year. The grant date fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered improbable to be met; however, in 2024, the fair value of the June 2023 PSUs was determined based on the performance condition to which the June 2023 PSUs are subject considered probable to be met at the threshold level of performance.

(d)	Reflects either (i) the fair value, with respect to each of our Current CEO and Former CEO, or (ii) the average of the fair value, with respect to the Other NEOs, in each case, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.
(e)	Reflects either (i) the change in fair value, with respect to each of our Current CEO and Former CEO, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative TSR
Total Shareholder Return Amount	$ 85	76	82
Net Income (Loss)	$ (36,057,000)	$ 55,140,000	(133,035,000)
PEO Name	Mr. McNulty	Mr. McNulty
Additional 402(v) Disclosure	Reflects, for each of our Current CEO and our Former CEO, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of fiscal years indicated.Represents the compensation actually paid to each of our Current CEO, Former CEO and the Other NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock (NASDAQ: ACTG) from December 31, 2021 through December 31 of each covered fiscal year 2022, 2023 and 2024 (each such period referred to herein as a measurement period). The cumulative total stockholder return on each series of our common stock is calculated by dividing (a) the sum of (i) the cumulative amount of dividends (assuming dividend reinvestment) over the applicable measurement period and (ii) the difference between (A) the share price on December 31 of the covered fiscal year and (B) the share price on December 31, 2021, and (b) the share price on December 31, 2021.
	Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.
Mr. McNulty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,266,422	$ 1,603,468	1,455,685
PEO Actually Paid Compensation Amount	2,001,237	1,473,243	$ 1,571,985
PEO Name			Mr. McNulty
Mr. Press [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	$ 543,556
PEO Actually Paid Compensation Amount		0	$ 156,556
PEO Name			Mr. Press
PEO | Mr. McNulty [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	342,718	$ 660,100
PEO | Mr. McNulty [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	689,971	(69,900)	0
PEO | Mr. McNulty [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. McNulty [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,845	0	0
PEO | Mr. McNulty [Member] | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(403,043)	(223,800)
PEO | Mr. McNulty [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(320,000)
PEO | Mr. Press [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Press [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Press [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Press [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(387,000)
PEO | Mr. Press [Member] | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Press [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	488,618	393,537
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,112	(36,217)	(58,521)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,253	7,051	(139,348)
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(400,861)	(259,550)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (151,680)	$ (212,063)